Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 2,821,459	$ 886,918
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on Cash and marketable securities held in Trust Account	(5,754,715)	(4,121,971)
Compensation expenses	0	362,500
Changes in operating assets and liabilities:
Prepaid expenses	377,780	(377,780)
Accrued expenses	(773,904)	1,241,379
Income taxes payable	(515,797)	823,991
Net cash used in operating activities	(3,845,177)	(1,184,963)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(160,000)	(306,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	2,132,269	331,516
Cash withdrawn from Trust Account in connection with redemption	276,471,460	0
Net cash provided by (used in) investing activities	278,443,729	(305,668,484)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	0	294,240,000
Proceeds from sale of Private Placement Warrants	0	13,850,000
Proceeds from extension promissory note – related party	160,000	49,262
Proceeds from convertible promissory note - related party	0	0
Repayment of promissory note – related party	0	(149,539)
Advances from related party	1,655,000	0
Payment of offering costs	(70,000)	(743,830)
Redemption of common stock	(276,471,460)	0
Net cash (used in) provided by financing activities	(274,726,460)	307,245,893
Net Change in Cash	(127,908)	392,446
Cash – Beginning	392,446	0
Cash – Ending	264,538	392,446
Supplementary cashflow information:
Income taxes paid	1,799,627	0
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	0	717,219
Initial classification of Series A common stock subject to possible redemption	0	309,097,930
Deferred underwriting fee payable	$ 0	$ 10,500,000